UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: February 28, 2009

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Growth Fund of America

[photo – whitewater river with kayakers]

Semi-annual report for the six months ended February 28, 2009

The Growth Fund of America® invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

This fund is one of the 31 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2009 (the most recent calendar quarter-end):

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	–40.16%	–3.46%	1.54%

The total annual fund operating expense ratio was 0.65% for Class A shares as of the most recent fiscal year-end. This expense ratio was 0.75% as of February 28, 2009, primarily due to the impact of reduced fund asset levels. These figures do not reflect the fee waiver described below.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 25 for details.

Results for other share classes can be found on page 28.

[photo – close up of kayaker paddling]

Fellow shareholders:

The six months ended February 28, 2009, proved to be one of the most difficult periods in stock market history. U.S. stocks sank to levels not seen since 1997 as the recession and worldwide credit crisis deepened and banks struggled to stay afloat. In the last major market decline from 2000 to 2002, market deterioration was concentrated in technology, media and telecommunications stocks. However, this time stock declines were widespread, touching all sectors.

In this tough environment, The Growth Fund of America (GFA) posted a total return of –40.1%. On a relative basis, the fund did slightly better than the –41.8% return of the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market, and three of the four Lipper peer indexes shown below. However, we are disappointed with the results given how much investors lost in absolute terms. During the past six months, our approach, based on fundamental research with close attention to valuation, was less able than usual to protect investors from the sharp decline, although we believe that superior stock selection will regain importance in the future.

[Begin Sidebar]
Results at a glance

Total returns for periods ended February 28, 2009, with all distributions reinvested.

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

The Growth Fund of America
(Class A shares)	–40.1%	–42.3%	–4.1%	1.6%	12.8%
Standard & Poor’s 500 Composite Index[2]	–41.8	–43.3	–6.6	–3.4	9.4
Lipper Capital Appreciation Funds Index[3]	–40.1	–42.0	–4.1	–1.6	9.6
Lipper Growth Funds Index[3]	–43.3	–44.9	–7.6	–4.6	8.2
Lipper Multi-Cap Core Funds Index[3]	–42.8	–44.4	–6.3	–2.1	9.0
Lipper Multi-Cap Growth Funds Index[3]	–42.7	–44.2	–6.4	–3.8	9.2

[1] Since Capital Research and Management Company began managing the fund on December 1, 1973.
[2] The S&P 500 is unmanaged and its results do not reflect the effect of sales charges, commissions or expenses.
[3] Lipper indexes do not reflect the effect of sales charges.
[End Sidebar]

While the fund’s 10-year return was diminished by the recent six months’ decline, it nonetheless exceeded the returns recorded by the S&P 500 and the Lipper peer indexes for that period. GFA posted a cumulative return of 16.8% for the 10 years ended February 28, compared with –29.4% for the S&P 500. The Lipper peer indexes showed cumulative returns ranging from –14.7% to –37.6%.

Investment results analysis

U.S. markets punished stocks across the board with few pockets of industry or individual company strength. All of the fund’s 10 largest holdings recorded double-digit declines. Technology companies, which comprise six of the fund’s 10 largest holdings, helped on a relative basis, losing less than the overall market. They include Google (–27.0%), the fund’s largest position, and Oracle (–29.1%). Information technology is GFA’s largest industry sector with 25.9% of the portfolio’s net assets.

While any exposure to financial companies was distressful during the past six months, GFA had a relatively small position in financials: 6.0% as of August 31, 2008, the start of the period, compared with 15.1% in the S&P 500.

Energy exploration and production companies, which made a major contribution to fiscal 2008 results, detracted from six-month returns. The price of oil fell from $115 per barrel last August to $45 by February 28, 2009, because of a slowing of world demand resulting from the global recession. Schlumberger, a leading provider of services and technology to the petroleum industry, fell 59.6%, while Suncor Energy, an exploration and production company, declined 63.6%.

In this negative market environment, GFA’s sizable cash holding of 17.3% made a solid contribution to results. The holding is at the high end of the range of GFA’s recent cash positions. It is important to note that the cash position represents the aggregate views of the 11 portfolio counselors and is not a top-down decision.

With this large cash holding, the fund’s investment professionals have ample cash to deploy when they believe opportunities are ripe. Portfolio counselors and investment analysts are looking for companies with attractive stock valuations that have the potential to weather this storm and eventually thrive. They meet with company executives to learn about fundamental strategies, outlooks and industry trends. They talk with competitors, suppliers, banks and lenders to get a full picture beyond the financial statements. They pay attention to risk — not computer models based on recent history — but common sense risk, including a look at the balance sheet. Our research-driven approach with a long-term perspective should serve us well in this difficult market.

The road ahead

During difficult periods like this, it is good to remember that GFA has traveled this road before. The fund joined the American Funds family on December 1, 1973, in the midst of one of the worst market declines since the Great Depression, when the stock market fell 44.8% in less than two years. Investors were rocked by the Watergate scandal, oil shocks, rising inflation and soaring interest rates. In the more than 35 years since, the fund has experienced ups and downs on its way to a lifetime average annual return of 12.8%, which is 3.4 percentage points greater than the S&P 500.

Our advice to shareholders is to stay on the long-term investment plan that you have carefully worked out with your financial adviser. While markets can and will be volatile in the short-term, they have eventually recovered. Indeed, some of GFA’s portfolio counselors think that most of the stock market damage has been done. Only time will tell. What we promise is that we will work hard, using our time-tested approach, to invest as wisely as possible for our shareholders.

We welcome our new shareholders and thank our long-term investors for their continuing support of The Growth Fund of America.

Cordially,

/s/ James F. Rothenberg

James F. Rothenberg
Vice Chairman of the Board

/s/ Donald D. O’Neal

Donald D. O’Neal
President

April 6, 2009

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, February 28, 2009
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification (percent of net assets)

Information technology	25.89%
Health care	12.26
Consumer discretionary	8.84
Energy	8.61
Industrials	6.75
Other industries	20.04
Convertible securities	0.21
Bonds & notes	0.13
Preferred stocks	0.02
Short-term & other assets less liabilities	17.25
[end pie chart]

Percent
of net
Largest Equity Holdings	assets

Google	3.9%
Oracle	2.6
Cisco Systems	2.2
Apple	2.0
Microsoft	1.9
Philip Morris International	1.3
Roche	1.3
Schlumberger	1.2
Yahoo!	1.2
Barrick Gold	1.1

	Shares		Percent
		Value	of net
Common stocks - 82.39%		(000)	assets
Information technology - 25.89%
Google Inc., Class A (1)	11,826,700	$3,997,306	3.86%
Oracle Corp. (1)	171,939,376	2,671,938	2.58
Cisco Systems, Inc. (1)	158,225,000	2,305,338	2.22
Apple Inc. (1)	23,425,000	2,092,087	2.02
Microsoft Corp.	124,960,100	2,018,106	1.95
Yahoo! Inc. (1) (2)	90,201,100	1,193,361	1.15
EMC Corp. (1) (2)	109,945,200	1,154,425	1.11
SAP AG	22,964,600	744,146
SAP AG (ADR)	7,140,000	229,480	.94
Corning Inc.	76,843,146	810,695	.78
International Business Machines Corp.	6,910,000	635,927	.61
Applied Materials, Inc.	63,080,000	580,967	.56
QUALCOMM Inc.	15,725,194	525,693	.51
MasterCard Inc., Class A	3,250,000	513,597	.49
Texas Instruments Inc.	31,699,000	454,881	.44
Other securities		6,910,903	6.67
		26,838,850	25.89

Health care - 12.26%
Roche Holding AG	11,391,016	1,298,873	1.25
Teva Pharmaceutical Industries Ltd. (ADR)	23,489,307	1,047,153	1.01
Medtronic, Inc.	32,144,000	951,141	.92
Gilead Sciences, Inc. (1)	20,920,000	937,216	.90
Genentech, Inc. (1)	9,400,335	804,199	.78
Eli Lilly and Co.	21,220,000	623,444	.60
Celgene Corp. (1)	10,800,000	483,084	.47
Merck & Co., Inc.	19,500,000	471,900	.45
Other securities		6,091,615	5.88
		12,708,625	12.26

Consumer discretionary - 8.84%
Lowe's Companies, Inc.	62,174,800	984,849	.95
Time Warner Inc.	122,540,200	934,982	.90
McDonald's Corp.	17,738,000	926,811	.89
Target Corp.	31,530,602	892,631	.86
Amazon.com, Inc. (1)	10,879,875	704,907	.68
Comcast Corp., Class A	45,725,000	597,169	.58
News Corp., Class A	80,979,800	450,248	.44
Other securities		3,665,666	3.54
		9,157,263	8.84

Energy - 8.61%
Schlumberger Ltd.	31,614,440	1,203,246	1.16
Suncor Energy Inc.	45,440,254	947,328	.91
Transocean Ltd. (1)	11,538,031	689,628	.67
Occidental Petroleum Corp.	11,330,000	587,687	.57
Other securities		5,491,306	5.30
		8,919,195	8.61

Industrials - 6.75%
United Parcel Service, Inc., Class B	19,888,500	819,008	.79
Burlington Northern Santa Fe Corp.	10,551,600	620,118	.60
General Dynamics Corp.	13,241,400	580,238	.56
Boeing Co.	14,650,000	460,596	.44
General Electric Co.	53,252,980	453,183	.44
Other securities		4,065,800	3.92
		6,998,943	6.75

Consumer staples - 5.45%
Philip Morris International Inc.	41,601,700	1,392,409	1.34
Coca-Cola Co.	15,080,000	616,018	.59
Wal-Mart Stores, Inc.	12,095,000	595,558	.57
PepsiCo, Inc.	11,807,881	568,431	.55
Other securities		2,478,158	2.40
		5,650,574	5.45

Materials - 4.61%
Barrick Gold Corp.	39,000,000	1,177,800	1.14
Syngenta AG	4,415,000	948,180	.91
Newmont Mining Corp.	17,648,000	734,686	.71
Other securities		1,915,031	1.85
		4,775,697	4.61

Financials - 4.21%
Berkshire Hathaway Inc., Class A (1)	14,071	1,105,981	1.07
JPMorgan Chase & Co.	25,819,500	589,976	.57
Wells Fargo & Co.	42,714,200	516,842	.50
Fannie Mae	5,876,350	2,468	.00
Other securities		2,142,384	2.07
		4,357,651	4.21

Other - 1.16%
Other securities		1,205,294	1.16

Miscellaneous - 4.61%
Other common stocks in initial period of acquisition		4,782,106	4.61

Total common stocks (cost: $117,589,632,000)		85,394,198	82.39

Preferred stocks - 0.02%
Other - 0.02%
Other securities		16,674	.02

Total preferred stocks (cost: $42,058,000)		16,674	.02

Warrants - 0.00%
Financials - 0.00%
Other securities		-	.00

Total warrants (cost: $10,949,000)		-	.00

Convertible securities - 0.21%
Financials - 0.02%
Other securities		18,000	.02

Miscellaneous - 0.19%
Other convertible securities in initial period of acquisition		195,333	.19

Total convertible securities (cost: $527,485,000)		213,333	.21

Bonds & notes - 0.13%
Other - 0.13%
Other securities		137,142	.13

Total bonds & notes (cost: $269,035,000)		137,142	.13

	Principal
Short-term securities - 17.68%	amount (000)
U.S. Treasury Bills 0.095%-1.94% due 3/5-12/17/2009	$4,908,950	4,903,169	4.73
Freddie Mac 0.17%-2.60% due 3/2/2009-2/4/2010	4,657,255	4,648,693	4.48
Federal Home Loan Bank 0.15%-3.10% due 3/3/2009-2/1/2010 (3)	3,901,252	3,894,492	3.76
Fannie Mae 0.22%-2.30% due 3/26-11/17/2009	2,389,476	2,384,955	2.30
NetJets Inc. 0.35% due 4/21/2009 (4)	50,000	49,939	.05
Other securities		2,452,661	2.36

Total short-term securities (cost: $18,328,702,000)		18,333,909	17.68

Total investment securities (cost: $136,767,861,000)		104,095,256	100.43
Other assets less liabilities		(445,399)	.43

Net assets		$103,649,857	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by the authority of the board of directors. The total value of such securities was $259,726,000, which represented .25% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended February 28, 2009, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 2/28/09 (000)
Yahoo! Inc. (1)	76,694,100	13,507,000	-	90,201,100	$-	$1,193,361
EMC Corp. (1)	79,315,200	34,343,300	3,713,300	109,945,200	-	1,154,425
Paychex, Inc.	14,991,700	5,249,700	-	20,241,400	11,335	446,525
Linear Technology Corp.	19,850,000	-	-	19,850,000	8,535	432,730
Avon Products, Inc.	18,575,000	3,988,617	688,617	21,875,000	8,278	384,781
Intuit Inc. (1)	16,825,000	-	-	16,825,000	-	383,442
Johnson Controls, Inc.	26,746,400	5,029,400	-	31,775,800	7,215	361,609
Qwest Communications International Inc.	121,418,000	-	25,000,000	96,418,000	13,188	326,857
Xilinx, Inc.	17,400,000	-	-	17,400,000	4,872	307,632
Vertex Pharmaceuticals Inc. (1) (5)	1,500,000	8,328,000	-	9,828,000	-	297,100
CONSOL Energy Inc. (6)	7,400,000	-	-	7,400,000	1,480	201,650
CONSOL Energy Inc.	3,456,400	-	-	3,456,400	691	94,187
KLA-Tencor Corp.	12,940,000	-	-	12,940,000	3,882	223,215
Maxim Integrated Products, Inc.	17,025,000	-	-	17,025,000	6,810	206,003
Kerry Group PLC, Class A	8,965,824	-	-	8,965,824	846	191,295
Millipore Corp. (1) (5)	2,600,000	400,000	28,401	2,971,599	-	163,616
Autodesk, Inc. (1)	10,950,000	4,720,000	4,042,700	11,627,300	-	147,550
Flowserve Corp.	-	2,850,000	-	2,850,000	875	143,840
BJ Services Co.	-	14,705,000	-	14,705,000	735	142,197
Trimble Navigation Ltd. (1)	6,047,200	-	-	6,047,200	-	85,266
Harman International Industries, Inc.	4,078,900	-	-	4,078,900	102	43,318
Baker Hughes Inc. (7)	17,707,200	850,000	5,441,022	13,116,178	4,074	-
Best Buy Co., Inc. (7)	21,163,400	-	5,606,525	15,556,875	5,141	-
CarMax, Inc. (1) (7)	11,286,717	51,783	3,838,500	7,500,000	-	-
Garmin Ltd. (7)	10,810,000	-	7,549,793	3,260,207	3,826	-
International Game Technology (7)	15,207,000	-	6,000,000	9,207,000	3,091	-
Liberty Media Corp., Liberty Interactive, Series A (1) (7)	30,367,500	-	23,224,900	7,142,600	-	-
Lowe's Companies, Inc. (7)	95,114,400	-	32,939,600	62,174,800	12,954	-
Lowe's Companies, Inc., short-term securities (7)	$-	$44,800,000	$44,800,000	$-	126	-
Mirant Corp. (1) (7)	9,750,000	-	6,784,823	2,965,177	-	-
Smith International, Inc. (7)	12,937,098	-	3,500,000	9,437,098	3,105	-
Sovereign Bancorp, Inc. (7)	36,725,000	1,000,000	37,725,000	-	-	-
Suncor Energy Inc. (7)	51,404,720	3,185,686	9,150,152	45,440,254	3,922	-
Syngenta AG (7)	5,200,000	-	785,000	4,415,000	-	-
Target Corp. (7)	40,346,502	682,500	9,498,400	31,530,602	10,620	-
Target Corp., short-term securities (7)	$-	$25,000,000	$25,000,000	$-	89	-
United States Steel Corp. (7)	7,656,935	-	4,153,735	3,503,200	2,102	-
					$117,894	$6,930,599

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Coupon rate may change periodically.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,491,862,000, which represented 1.44% of the net assets of the fund.

(5) The security was an unaffiliated issuer in its initial period of acquisition at 8/31/2008; it was not publicly disclosed.
(6) Purchased in a transaction exempt from registration under the Securities Act of 1933.  This security (acquired 10/2/2003 at a cost of $67,784,000) may be subject to legal or contractual restrictions on resale.  The total value of all such securities, including those in "Other securities," was $202,231,000, which represented .20% of the net assets of the fund.

(7) Unaffiliated issuer at 2/28/2009.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $125,535,677)	$97,164,657
Affiliated issuers (cost: $11,232,184)	6,930,599	$104,095,256
Cash		192
Receivables for:
Sales of investments	520,667
Sales of fund's shares	202,376
Dividends and interest	236,187	959,230
		105,054,678
Liabilities:
Payables for:
Purchases of investments	971,467
Repurchases of fund's shares	319,717
Investment advisory services	24,121
Services provided by affiliates	86,510
Directors' deferred compensation	2,198
Other	808	1,404,821
Net assets at February 28, 2009		$103,649,857

Net assets consist of:
Capital paid in on shares of capital stock		$152,831,043
Undistributed net investment income		134,369
Accumulated net realized loss		(16,637,877)
Net unrealized depreciation		(32,677,678)
Net assets at February 28, 2009		$103,649,857

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 7,500,000 shares, $0.001 par value (5,760,868 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$45,784,537	2,527,863	$18.11
Class B	3,368,781	191,903	17.55
Class C	5,581,755	319,557	17.47
Class F-1	13,190,080	732,971	18.00
Class F-2	947,565	52,325	18.11
Class 529-A	1,779,842	98,744	18.02
Class 529-B	308,820	17,535	17.61
Class 529-C	538,967	30,626	17.60
Class 529-E	92,355	5,154	17.92
Class 529-F-1	53,341	2,966	17.99
Class R-1	325,153	18,436	17.64
Class R-2	1,655,229	93,450	17.71
Class R-3	8,037,534	450,094	17.86
Class R-4	10,602,266	589,827	17.98
Class R-5	11,383,632	629,417	18.09

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $19.21 and $19.13, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 28, 2009	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S.
taxes of $11,600; also includes
$117,679 from affiliates)	$957,528
Interest (also includes $215 from affiliates)	173,733	$1,131,261

Fees and expenses*:
Investment advisory services	173,904
Distribution services	200,721
Transfer agent services	59,113
Administrative services	49,919
Reports to shareholders	8,780
Registration statement and prospectus	3,977
Postage, stationery and supplies	6,204
Directors' compensation	(582)
Auditing and legal	38
Custodian	1,523
State and local taxes	1
Other	133
Total fees and expenses before waiver	503,731
Less investment advisory services waiver	12,213
Total fees and expenses after waiver		491,518
Net investment income		639,743

Net realized loss and unrealized depreciation
on investments and currency:
Net realized loss on:
Investments (including $2,741,070 net loss from affiliates)	(16,406,769)
Currency transactions	(2,509)	(16,409,278)
Net unrealized depreciation on:
Investments	(55,630,580)
Currency translations	(3,298)	(55,633,878)
Net realized loss and
unrealized depreciation
on investments and currency		(72,043,156)
Net decrease in net assets resulting from operations		$(71,403,413)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months
	ended February 28,	Year ended August 31,
	2009*	2008
Operations:
Net investment income	$639,743	$1,856,473
Net realized (loss) gain on investments
and currency transactions	(16,409,278)	2,531,957
Net unrealized depreciation on investments
and currency translations	(55,633,878)	(20,699,518)
Net decrease in net assets resulting
from operations	(71,403,413)	(16,311,088)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,231,545)	(1,750,441)
Distributions from net realized gain on investments	-	(11,006,097)
Total dividends and distributions paid to shareholders	(1,231,545)	(12,756,538)

Net capital share transactions	(2,834,323)	22,277,539

Total decrease in net assets	(75,469,281)	(6,790,087)

Net assets:
Beginning of period	179,119,138	185,909,225
End of period (including undistributed
net investment income: $134,369 and $726,171, respectively)	$103,649,857	$179,119,138

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                 unaudited

1. Organization and significant accounting policies

Organization – The Growth Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

The fund has 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005, by state tax authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2005.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2008, the fund had tax basis undistributed ordinary income of $764,256,000, currency loss deferrals (realized during the period November 1, 2007, through August 31, 2008) of $13,820,000 and capital loss deferrals (realized during the period November 1, 2007, through August 31, 2008) of $67,065,000.

As of February 28, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$5,286,597
Gross unrealized depreciation on investment securities	(38,383,564)
Net unrealized depreciation on investment securities	(33,096,967)
Cost of investment securities	137,192,223

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended February 28, 2009			Year ended August 31, 2008
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$597,315	$-	$597,315	$903,273	$5,171,253	$6,074,526
Class B	1,325	-	1,325	21,976	447,562	469,538
Class C	3,481	-	3,481	32,444	672,747	705,191
Class F-1	182,282	-	182,282	273,603	1,522,733	1,796,336
Class F-2 *	10,468	-	10,468	-	-	-
Class 529-A	22,729	-	22,729	27,788	163,691	191,479
Class 529-B	220	-	220	1,234	32,344	33,578
Class 529-C	679	-	679	2,308	52,568	54,876
Class 529-E	786	-	786	1,036	8,617	9,653
Class 529-F-1	838	-	838	1,001	4,939	5,940
Class R-1	992	-	992	1,728	26,559	28,287
Class R-2	4,376	-	4,376	9,503	169,692	179,195
Class R-3	71,878	-	71,878	108,674	838,178	946,852
Class R-4	138,342	-	138,342	181,296	1,061,860	1,243,156
Class R-5	195,834	-	195,834	184,577	833,354	1,017,931
Total	$1,231,545	$-	$1,231,545	$1,750,441	$11,006,097	$12,756,538

* Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.50% on the first $1 billion of daily net assets and decreasing to 0.233% on such assets in excess of $210 billion. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the six months ended February 28, 2009, total investment advisory services fees waived by CRMC were $12,213,000. As a result, the fee shown on the accompanying financial statements of $173,904,000, which was equivalent to an annualized rate of 0.278%, was reduced to $161,691,000, or 0.258% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes, except Classes F-2 and R-5, may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2009, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion.  The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended February 28, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$68,090	$55,241	Not applicable	Not applicable	Not applicable
Class B	21,403	3,872	Not applicable	Not applicable	Not applicable
Class C	34,806	Included in administrative services	$5,223	$1,033	Not applicable
Class F-1	21,157		9,838	829	Not applicable
Class F-2	Not applicable		356	22	Not applicable
Class 529-A	2,075		1,239	235	$1,038
Class 529-B	1,832		220	73	183
Class 529-C	3,167		377	113	317
Class 529-E	268		64	12	54
Class 529-F-1	-		37	7	31
Class R-1	1,834		254	52	Not applicable
Class R-2	7,263		1,442	2,787	Not applicable
Class R-3	23,495		6,790	1,787	Not applicable
Class R-4	15,331		9,080	106	Not applicable
Class R-5	Not applicable		6,264	56	Not applicable
Total	$200,721	$59,113	$41,184	$7,112	$1,623

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $(582,000), shown on the accompanying financial statements, includes $287,000 in current fees (either paid in cash or deferred) and a net decrease of $869,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on September 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2009 (dollars in thousands):

Investment securities
Level 1 – Quoted prices	$85,327,997
Level 2 – Other significant observable inputs	18,592,340
Level 3 – Significant unobservable inputs	174,919
Total	$104,095,256

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended February 28, 2009 (dollars in thousands):

Level 3 investment securities
Beginning value at 9/1/2008	$79,752
Net purchases	444,500
Net unrealized depreciation (*)	(349,333)
Ending value at 2/28/2009	$174,919

Net unrealized depreciation during the period on Level 3 investment securities held at 2/28/2009 (*)	$(349,333)

(*) Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 2, 2009
Class A	$4,792,307	220,944	$574,111	28,966	$(8,292,483)	(385,593)	$(2,926,065)	(135,683)
Class B	174,513	8,325	1,273	66	(684,246)	(32,752)	(508,460)	(24,361)
Class C	570,573	27,359	3,301	172	(1,164,935)	(56,431)	(591,061)	(28,900)
Class F-1	2,676,297	124,459	161,986	8,227	(5,082,071)	(239,093)	(2,243,788)	(106,407)
Class F-2	1,219,505	57,302	8,094	409	(180,507)	(9,096)	1,047,092	48,615
Class 529-A	204,512	9,484	22,722	1,152	(121,795)	(5,727)	105,439	4,909
Class 529-B	22,631	1,085	220	11	(20,047)	(970)	2,804	126
Class 529-C	66,424	3,167	678	35	(49,556)	(2,394)	17,546	808
Class 529-E	11,872	561	785	40	(6,892)	(329)	5,765	272
Class 529-F-1	8,634	404	838	43	(5,764)	(278)	3,708	169
Class R-1	74,349	3,542	984	51	(44,677)	(2,129)	30,656	1,464
Class R-2	404,971	19,258	4,372	225	(360,102)	(17,002)	49,241	2,481
Class R-3	1,698,156	78,798	71,742	3,670	(1,456,125)	(67,396)	313,773	15,072
Class R-4	2,382,751	110,613	138,302	7,035	(2,038,361)	(94,395)	482,692	23,253
Class R-5	2,639,359	119,873	194,941	9,860	(1,457,965)	(66,652)	1,376,335	63,081
Total net increase
(decrease)	$16,946,854	785,174	$1,184,349	59,962	$(20,965,526)	(980,237)	$(2,834,323)	(135,101)

Year ended August 31, 2008
Class A	$12,212,924	365,928	$5,849,262	175,075	$(13,207,306)	(397,084)	$4,854,880	143,919
Class B	496,163	15,434	450,163	13,937	(1,060,559)	(33,408)	(114,233)	(4,037)
Class C	1,759,379	54,670	671,984	20,902	(1,590,505)	(50,089)	840,858	25,483
Class F-1	8,471,044	255,403	1,440,957	43,415	(5,702,933)	(173,820)	4,209,068	124,998
Class F-2†	114,425	3,732	-	-	(664)	(22)	113,761	3,710
Class 529-A	569,170	17,122	191,446	5,756	(183,171)	(5,544)	577,445	17,334
Class 529-B	61,575	1,906	33,576	1,035	(30,538)	(956)	64,613	1,985
Class 529-C	191,448	5,923	54,866	1,691	(74,643)	(2,332)	171,671	5,282
Class 529-E	28,006	850	9,649	292	(10,088)	(307)	27,567	835
Class 529-F-1	25,341	764	5,939	179	(13,526)	(411)	17,754	532
Class R-1	234,741	7,246	28,116	864	(93,261)	(2,893)	169,596	5,217
Class R-2	969,706	29,748	179,009	5,483	(815,966)	(25,047)	332,749	10,184
Class R-3	5,071,584	153,322	945,369	28,717	(4,330,927)	(134,518)	1,686,026	47,521
Class R-4	6,157,192	184,734	1,243,079	37,487	(5,226,557)	(158,300)	2,173,714	63,921
Class R-5	8,654,599	258,989	1,010,318	30,258	(2,512,847)	(75,479)	7,152,070	213,768
Total net increase
(decrease)	$45,017,297	1,355,771	$12,113,733	365,091	$(34,853,491)	(1,060,210)	$22,277,539	660,652

* Includes exchanges between share classes of the fund.
† Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $24,438,059,000 and $21,296,349,000, respectively, during the six months ended February 28, 2009.

Financial highlights(1)

			(Loss) income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income (loss) to average net assets (4)
Class A:	Six months ended 2/28/2009(5)	$30.61	$.12	$(12.39)	$(12.27)	$(.23)	$-	$(.23)	$18.11	(40.14)%	$45,785	.75	%(6)	.73	%(6)	1.07	%(6)
	Year ended 8/31/2008	35.77	.36	(3.10)	(2.74)	(.36)	(2.06)	(2.42)	30.61	(8.24)	81,529	.65		.62		1.09
	Year ended 8/31/2007	31.93	.32	4.89	5.21	(.27)	(1.10)	(1.37)	35.77	16.69	90,125	.64		.62		.94
	Year ended 8/31/2006	29.51	.28	2.56	2.84	(.19)	(.23)	(.42)	31.93	9.66	78,854	.65		.63		.89
	Year ended 8/31/2005	24.43	.21	4.96	5.17	(.09)	-	(.09)	29.51	21.20	67,793	.68		.66		.76
	Year ended 8/31/2004	22.49	.05	1.90	1.95	(.01)	-	(.01)	24.43	8.65	52,432	.70		.70		.20

Class B:	Six months ended 2/28/2009(5)	29.44	.03	(11.91)	(11.88)	(.01)	-	(.01)	17.55	(40.33)	3,369	1.49	%(6)	1.47	%(6)	.33	%(6)
	Year ended 8/31/2008	34.48	.11	(2.99)	(2.88)	(.10)	(2.06)	(2.16)	29.44	(8.91)	6,367	1.39		1.37		.34
	Year ended 8/31/2007	30.83	.06	4.73	4.79	(.04)	(1.10)	(1.14)	34.48	15.82	7,596	1.39		1.36		.20
	Year ended 8/31/2006	28.55	.04	2.47	2.51	-	(.23)	(.23)	30.83	8.80	6,839	1.40		1.38		.14
	Year ended 8/31/2005	23.73	_ (7)	4.82	4.82	-	-	-	28.55	20.31	6,098	1.43		1.41		.01
	Year ended 8/31/2004	22.00	(.13)	1.86	1.73	-	-	-	23.73	7.86	4,788	1.44		1.44		(.55)

Class C:	Six months ended 2/28/2009(5)	29.30	.03	(11.85)	(11.82)	(.01)	-	(.01)	17.47	(40.34)	5,582	1.49	%(6)	1.47	%(6)	.33	%(6)
	Year ended 8/31/2008	34.34	.09	(2.97)	(2.88)	(.10)	(2.06)	(2.16)	29.30	(8.95)	10,209	1.44		1.41		.29
	Year ended 8/31/2007	30.73	.05	4.70	4.75	(.04)	(1.10)	(1.14)	34.34	15.74	11,091	1.45		1.42		.14
	Year ended 8/31/2006	28.47	.02	2.47	2.49	-	(.23)	(.23)	30.73	8.75	9,036	1.47		1.44		.07
	Year ended 8/31/2005	23.68	(.01)	4.80	4.79	-	-	-	28.47	20.23	7,054	1.48		1.46		(.05)
	Year ended 8/31/2004	21.96	(.14)	1.86	1.72	-	-	-	23.68	7.83	4,814	1.50		1.50		(.60)

Class F-1:	Six months ended 2/28/2009(5)	30.41	.12	(12.29)	(12.17)	(.24)	-	(.24)	18.00	(40.09)	13,190	.68	%(6)	.66	%(6)	1.14	%(6)
	Year ended 8/31/2008	35.56	.36	(3.08)	(2.72)	(.37)	(2.06)	(2.43)	30.41	(8.23)	25,528	.63		.61		1.09
	Year ended 8/31/2007	31.76	.32	4.87	5.19	(.29)	(1.10)	(1.39)	35.56	16.71	25,404	.63		.61		.95
	Year ended 8/31/2006	29.37	.28	2.54	2.82	(.20)	(.23)	(.43)	31.76	9.62	17,613	.64		.61		.91
	Year ended 8/31/2005	24.33	.20	4.94	5.14	(.10)	-	(.10)	29.37	21.18	12,122	.70		.68		.73
	Year ended 8/31/2004	22.41	.04	1.90	1.94	(.02)	-	(.02)	24.33	8.66	7,237	.72		.72		.17

Class F-2:	Six months ended 2/28/2009(5)	30.61	.15	(12.38)	(12.23)	(.27)	-	(.27)	18.11	(40.03)	948	.44	%(6)	.42	%(6)	1.45	%(6)
	Period from 8/1/2008 to 8/31/2008	30.43	.03	.15	.18	-	-	-	30.61	.59	114	.04		.03		.09

Class 529-A:	Six months ended 2/28/2009(5)	30.47	.12	(12.33)	(12.21)	(.24)	-	(.24)	18.02	(40.12)	1,780	.76	%(6)	.74	%(6)	1.07	%(6)
	Year ended 8/31/2008	35.62	.34	(3.08)	(2.74)	(.35)	(2.06)	(2.41)	30.47	(8.27)	2,859	.69		.66		1.03
	Year ended 8/31/2007	31.81	.31	4.87	5.18	(.27)	(1.10)	(1.37)	35.62	16.66	2,725	.69		.66		.90
	Year ended 8/31/2006	29.42	.27	2.54	2.81	(.19)	(.23)	(.42)	31.81	9.57	1,968	.68		.66		.86
	Year ended 8/31/2005	24.38	.19	4.95	5.14	(.10)	-	(.10)	29.42	21.13	1,386	.73		.71		.69
	Year ended 8/31/2004	22.47	.04	1.90	1.94	(.03)	-	(.03)	24.38	8.63	815	.74		.74		.16

Class 529-B:	Six months ended 2/28/2009(5)	29.56	.03	(11.97)	(11.94)	(.01)	-	(.01)	17.61	(40.39)	309	1.57	%(6)	1.55	%(6)	.25	%(6)
	Year ended 8/31/2008	34.62	.07	(2.99)	(2.92)	(.08)	(2.06)	(2.14)	29.56	(9.00)	514	1.50		1.48		.23
	Year ended 8/31/2007	30.97	.03	4.74	4.77	(.02)	(1.10)	(1.12)	34.62	15.69	534	1.51		1.48		.08
	Year ended 8/31/2006	28.71	.01	2.48	2.49	-	(.23)	(.23)	30.97	8.68	424	1.52		1.50		.02
	Year ended 8/31/2005	23.91	(.04)	4.84	4.80	-	-	-	28.71	20.08	335	1.59		1.57		(.16)
	Year ended 8/31/2004	22.20	(.18)	1.89	1.71	-	-	-	23.91	7.70	219	1.62		1.62		(.72)

Class 529-C:	Six months ended 2/28/2009(5)	29.55	.03	(11.96)	(11.93)	(.02)	-	(.02)	17.60	(40.37)	539	1.57	%(6)	1.55	%(6)	.26	%(6)
	Year ended 8/31/2008	34.62	.07	(2.99)	(2.92)	(.09)	(2.06)	(2.15)	29.55	(8.99)	881	1.50		1.47		.23
	Year ended 8/31/2007	30.99	.03	4.74	4.77	(.04)	(1.10)	(1.14)	34.62	15.66	849	1.50		1.48		.08
	Year ended 8/31/2006	28.72	.01	2.49	2.50	-	(.23)	(.23)	30.99	8.71	619	1.52		1.49		.03
	Year ended 8/31/2005	23.91	(.04)	4.85	4.81	-	-	-	28.72	20.12	447	1.58		1.56		(.15)
	Year ended 8/31/2004	22.21	(.17)	1.87	1.70	-	-	-	23.91	7.65	273	1.61		1.61		(.71)

Class 529-E:	Six months ended 2/28/2009(5)	30.21	.08	(12.21)	(12.13)	(.16)	-	(.16)	17.92	(40.21)	92	1.06	%(6)	1.04	%(6)	.77	%(6)
	Year ended 8/31/2008	35.34	.24	(3.06)	(2.82)	(.25)	(2.06)	(2.31)	30.21	(8.55)	147	.99		.97		.73
	Year ended 8/31/2007	31.58	.20	4.84	5.04	(.18)	(1.10)	(1.28)	35.34	16.29	143	.99		.97		.59
	Year ended 8/31/2006	29.23	.17	2.52	2.69	(.11)	(.23)	(.34)	31.58	9.21	107	1.00		.97		.54
	Year ended 8/31/2005	24.22	.10	4.92	5.02	(.01)	-	(.01)	29.23	20.73	76	1.06		1.04		.36
	Year ended 8/31/2004	22.37	(.05)	1.90	1.85	-	-	-	24.22	8.27	44	1.09		1.09		(.19)

Class 529-F-1:	Six months ended 2/28/2009(5)	$30.46	$.14	$(12.32)	$(12.18)	$(.29)	$-	$(.29)	$17.99	(40.07)%	$53	.56	%(6)	.54	%(6)	1.27	%(6)
	Year ended 8/31/2008	35.61	.41	(3.08)	(2.67)	(.42)	(2.06)	(2.48)	30.46	(8.09)	85	.49		.47		1.24
	Year ended 8/31/2007	31.80	.37	4.87	5.24	(.33)	(1.10)	(1.43)	35.61	16.86	81	.49		.47		1.09
	Year ended 8/31/2006	29.38	.33	2.53	2.86	(.21)	(.23)	(.44)	31.80	9.79	52	.50		.47		1.05
	Year ended 8/31/2005	24.34	.19	4.94	5.13	(.09)	-	(.09)	29.38	21.12	30	.72		.70		.70
	Year ended 8/31/2004	22.45	.02	1.89	1.91	(.02)	-	(.02)	24.34	8.53	16	.84		.84		.07

Class R-1:	Six months ended 2/28/2009(5)	29.65	.04	(11.99)	(11.95)	(.06)	-	(.06)	17.64	(40.33)	325	1.46	%(6)	1.45	%(6)	.36	%(6)
	Year ended 8/31/2008	34.76	.10	(3.02)	(2.92)	(.13)	(2.06)	(2.19)	29.65	(8.96)	503	1.42		1.39		.30
	Year ended 8/31/2007	31.13	.05	4.77	4.82	(.09)	(1.10)	(1.19)	34.76	15.79	408	1.43		1.40		.16
	Year ended 8/31/2006	28.88	.03	2.49	2.52	(.04)	(.23)	(.27)	31.13	8.75	245	1.45		1.42		.11
	Year ended 8/31/2005	24.02	(.01)	4.87	4.86	-	-	-	28.88	20.23	122	1.47		1.44		(.05)
	Year ended 8/31/2004	22.28	(.15)	1.89	1.74	-	-	-	24.02	7.81	57	1.51		1.51		(.61)

Class R-2:	Six months ended 2/28/2009(5)	29.77	.04	(12.05)	(12.01)	(.05)	-	(.05)	17.71	(40.37)	1,655	1.49	%(6)	1.47	%(6)	.34	%(6)
	Year ended 8/31/2008	34.84	.12	(3.01)	(2.89)	(.12)	(2.06)	(2.18)	29.77	(8.87)	2,708	1.36		1.33		.37
	Year ended 8/31/2007	31.16	.05	4.77	4.82	(.04)	(1.10)	(1.14)	34.84	15.76	2,815	1.42		1.40		.16
	Year ended 8/31/2006	28.86	.03	2.50	2.53	-	(.23)	(.23)	31.16	8.77	2,164	1.46		1.43		.09
	Year ended 8/31/2005	24.01	(.01)	4.86	4.85	-	-	-	28.86	20.20	1,567	1.51		1.45		(.04)
	Year ended 8/31/2004	22.26	(.14)	1.89	1.75	-	-	-	24.01	7.86	857	1.60		1.48		(.57)

Class R-3:	Six months ended 2/28/2009(5)	30.11	.09	(12.18)	(12.09)	(.16)	-	(.16)	17.86	(40.19)	8,037	.99	%(6)	.97	%(6)	.84	%(6)
	Year ended 8/31/2008	35.23	.26	(3.05)	(2.79)	(.27)	(2.06)	(2.33)	30.11	(8.50)	13,098	.94		.91		.79
	Year ended 8/31/2007	31.49	.21	4.83	5.04	(.20)	(1.10)	(1.30)	35.23	16.33	13,652	.96		.93		.63
	Year ended 8/31/2006	29.15	.18	2.52	2.70	(.13)	(.23)	(.36)	31.49	9.30	9,724	.96		.94		.59
	Year ended 8/31/2005	24.18	.12	4.91	5.03	(.06)	-	(.06)	29.15	20.83	6,389	.96		.94		.46
	Year ended 8/31/2004	22.35	(.03)	1.88	1.85	(.02)	-	(.02)	24.18	8.28	3,148	1.05		1.05		(.14)

Class R-4:	Six months ended 2/28/2009(5)	30.38	.12	(12.28)	(12.16)	(.24)	-	(.24)	17.98	(40.09)	10,602	.70	%(6)	.68	%(6)	1.13	%(6)
	Year ended 8/31/2008	35.52	.35	(3.08)	(2.73)	(.35)	(2.06)	(2.41)	30.38	(8.26)	17,215	.67		.64		1.06
	Year ended 8/31/2007	31.73	.31	4.85	5.16	(.27)	(1.10)	(1.37)	35.52	16.63	17,856	.68		.65		.91
	Year ended 8/31/2006	29.35	.27	2.54	2.81	(.20)	(.23)	(.43)	31.73	9.60	12,558	.69		.66		.86
	Year ended 8/31/2005	24.35	.19	4.94	5.13	(.13)	-	(.13)	29.35	21.15	8,032	.70		.68		.72
	Year ended 8/31/2004	22.44	.05	1.90	1.95	(.04)	-	(.04)	24.35	8.70	3,320	.71		.71		.20

Class R-5:	Six months ended 2/28/2009(5)	30.66	.15	(12.39)	(12.24)	(.33)	-	(.33)	18.09	(40.02)	11,384	.40	%(6)	.38	%(6)	1.43	%(6)
	Year ended 8/31/2008	35.82	.45	(3.09)	(2.64)	(.46)	(2.06)	(2.52)	30.66	(7.96)	17,362	.37		.34		1.35
	Year ended 8/31/2007	31.98	.41	4.89	5.30	(.36)	(1.10)	(1.46)	35.82	16.97	12,630	.38		.35		1.21
	Year ended 8/31/2006	29.56	.37	2.55	2.92	(.27)	(.23)	(.50)	31.98	9.92	6,863	.39		.36		1.17
	Year ended 8/31/2005	24.50	.28	4.97	5.25	(.19)	-	(.19)	29.56	21.52	3,204	.40		.38		1.02
	Year ended 8/31/2004	22.52	.12	1.91	2.03	(.05)	-	(.05)	24.50	9.02	1,179	.41		.41		.50

	Six months ended February 28,	Year ended August 31
	2009(5)	2008	2007	2006	2005	2004
Portfolio turnover rate for all classes of shares	19%	32%	26%	22%	20%	19%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $.01.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008, through February 28, 2009).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2008	Ending account value 2/28/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$598.63	$2.89	.73%
Class A -- assumed 5% return	1,000.00	1,021.17	3.66	.73
Class B -- actual return	1,000.00	596.67	5.82	1.47
Class B -- assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class C -- actual return	1,000.00	596.58	5.82	1.47
Class C -- assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class F-1 -- actual return	1,000.00	599.15	2.62	.66
Class F-1 -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 -- actual return	1,000.00	599.75	1.67	.42
Class F-2 -- assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-A -- actual return	1,000.00	598.81	2.93	.74
Class 529-A -- assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 529-B -- actual return	1,000.00	596.12	6.13	1.55
Class 529-B -- assumed 5% return	1,000.00	1,017.11	7.75	1.55
Class 529-C -- actual return	1,000.00	596.29	6.13	1.55
Class 529-C -- assumed 5% return	1,000.00	1,017.11	7.75	1.55
Class 529-E -- actual return	1,000.00	597.92	4.12	1.04
Class 529-E -- assumed 5% return	1,000.00	1,019.64	5.21	1.04
Class 529-F-1 -- actual return	1,000.00	599.34	2.14	.54
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.12	2.71	.54
Class R-1 -- actual return	1,000.00	596.69	5.74	1.45
Class R-1 -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class R-2 -- actual return	1,000.00	596.35	5.82	1.47
Class R-2 -- assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class R-3 -- actual return	1,000.00	598.11	3.84	.97
Class R-3 -- assumed 5% return	1,000.00	1,019.98	4.86	.97
Class R-4 -- actual return	1,000.00	599.11	2.70	.68
Class R-4 -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class R-5 -- actual return	1,000.00	599.83	1.51	.38
Class R-5 -- assumed 5% return	1,000.00	1,022.91	1.91	.38

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2009			Life
(the most recent calendar quarter-end):	1 year	5 years	of class

Class B shares[1] — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–40.14%	–3.39%	–2.98%
Not reflecting CDSC	–36.99	–3.04	–2.98

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–37.62	–3.08	–1.47
Not reflecting CDSC	–36.99	–3.08	–1.47

Class F-1 shares[2] — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	–36.50	–2.31	–0.68

Class F-2 shares[2] — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	–34.51	[3]

Class 529-A shares[4] — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–40.18	–3.50	–0.86
Not reflecting maximum sales charge	–36.54	–2.35	–0.03

Class 529-B shares[1,4] — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	–40.19	–3.51	–0.88
Not reflecting CDSC	–37.05	–3.16	–0.88

Class 529-C shares[4] — first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–37.66	–3.15	–0.87
Not reflecting CDSC	–37.03	–3.15	–0.87

Class 529-E shares[2,4] — first sold 3/1/02	–36.73	–2.66	–0.56

Class 529-F-1 shares[2,4] — first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	–36.40	–2.22	3.26

[1]These shares are no longer available for purchase.
[2]These shares are sold without any initial or contingent deferred sales charge.
[3]Results are cumulative total returns; they are not annualized.
[4]Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Respective fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 25 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete February 28, 2009, portfolio of The Growth Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Growth Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available on the American Funds website or by calling AFS.

This report is for the information of shareholders of The Growth Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 31 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
>The Growth Fund of America®
   The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-905-0409P

Litho in USA AGD/AL/8084-S16777

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

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The Growth Fund of America®
Investment portfolio

February 28, 2009
unaudited

Common stocks — 82.39%	Shares	Value (000)

INFORMATION TECHNOLOGY — 25.89%
Google Inc., Class A1	11,826,700	$3,997,306
Oracle Corp.[1]	171,939,376	2,671,938
Cisco Systems, Inc.[1]	158,225,000	2,305,338
Apple Inc.[1]	23,425,000	2,092,087
Microsoft Corp.	124,960,100	2,018,106
Yahoo! Inc.[1,2]	90,201,100	1,193,361
EMC Corp.[1,2]	109,945,200	1,154,425
SAP AG	22,964,600	744,146
SAP AG (ADR)	7,140,000	229,480
Corning Inc.	76,843,146	810,695
International Business Machines Corp.	6,910,000	635,927
Applied Materials, Inc.	63,080,000	580,967
QUALCOMM Inc.	15,725,194	525,693
MasterCard Inc., Class A	3,250,000	513,597
Texas Instruments Inc.	31,699,000	454,881
Paychex, Inc.[2]	20,241,400	446,525
Linear Technology Corp.[2]	19,850,000	432,730
Intel Corp.	33,520,000	427,045
Automatic Data Processing, Inc.	12,060,000	411,849
Intuit Inc.[1,2]	16,825,000	383,442
Taiwan Semiconductor Manufacturing Co. Ltd.	255,656,257	328,523
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,605,832	49,808
Hewlett-Packard Co.	13,000,000	377,390
Visa Inc., Class A	6,157,800	349,209
Nokia Corp. (ADR)	18,817,674	176,133
Nokia Corp.	16,049,849	153,282
Xilinx, Inc.[2]	17,400,000	307,632
Symantec Corp.[1]	21,800,000	301,494
Accenture Ltd, Class A	9,525,000	278,035
KLA-Tencor Corp.[2]	12,940,000	223,215
Maxim Integrated Products, Inc.[2]	17,025,000	206,003
Kyocera Corp.	3,300,000	197,797
Autodesk, Inc.[1,2]	11,627,300	147,550
ASML Holding NV (New York registered)	6,977,778	105,574
ASML Holding NV	2,440,000	37,836
Juniper Networks, Inc.[1]	10,000,000	142,100
Samsung Electronics Co., Ltd.	446,622	138,996
Canon, Inc.	3,930,000	102,277
MEMC Electronic Materials, Inc.[1]	6,250,000	93,812
Analog Devices, Inc.	5,000,000	93,200
HTC Corp.	8,300,000	91,352
Hirose Electric Co., Ltd.	1,040,000	90,254
Trimble Navigation Ltd.[1,2]	6,047,200	85,266
Sun Microsystems, Inc.[1]	17,981,675	84,154
Flextronics International Ltd.[1]	35,205,464	72,523
Microchip Technology Inc.	3,818,000	71,664
Tyco Electronics Ltd.	6,363,000	60,321
Dell Inc.[1]	7,000,000	59,710
Lam Research Corp.[1]	3,000,000	58,680
Konica Minolta Holdings, Inc.	6,592,000	51,399
Affiliated Computer Services, Inc., Class A1	1,004,162	46,824
Rohm Co., Ltd.	782,000	37,898
Quanta Computer Inc.	36,000,256	36,741
Comverse Technology, Inc.[1]	6,000,000	32,700
Murata Manufacturing Co., Ltd.	757,100	29,245
Micron Technology, Inc.[1]	8,600,000	27,692
Metavante Technologies, Inc.[1]	1,466,666	24,655
Motorola, Inc.	5,725,000	20,152
Western Union Co.	890,000	9,932
Advanced Micro Devices, Inc.[1]	3,800,000	8,284
ProAct Holdings, LLC[1,3,4]	6,500,000	—
		26,838,850

HEALTH CARE — 12.26%
Roche Holding AG	11,391,016	1,298,873
Teva Pharmaceutical Industries Ltd. (ADR)	23,489,307	1,047,153
Medtronic, Inc.	32,144,000	951,141
Gilead Sciences, Inc.[1]	20,920,000	937,216
Genentech, Inc.[1]	9,400,335	804,199
Eli Lilly and Co.	21,220,000	623,444
Celgene Corp.[1]	10,800,000	483,084
Merck & Co., Inc.	19,500,000	471,900
Amgen Inc.[1]	9,176,400	449,001
Stryker Corp.	12,234,000	411,919
Schering-Plough Corp.	21,987,500	382,363
Abbott Laboratories	7,250,000	343,215
C. R. Bard, Inc.	4,249,500	341,065
Boston Scientific Corp.[1]	47,092,131	330,587
Novo Nordisk A/S, Class B	6,527,400	319,452
Vertex Pharmaceuticals Inc.[1,2]	9,828,000	297,100
Baxter International Inc.	5,716,200	291,012
McKesson Corp.	7,046,060	289,029
Aetna Inc.	11,820,000	282,143
Allergan, Inc.	4,923,600	190,740
Hospira, Inc.[1]	7,750,000	179,800
Becton, Dickinson and Co.	2,750,000	170,197
St. Jude Medical, Inc.[1]	5,100,000	169,116
Millipore Corp.[1,2]	2,971,599	163,616
AstraZeneca PLC (Sweden)	4,778,000	152,986
Johnson & Johnson	3,050,000	152,500
Intuitive Surgical, Inc.[1]	1,500,000	136,440
UnitedHealth Group Inc.	6,506,000	127,843
Wyeth	3,000,000	122,460
Covance Inc.[1]	3,150,000	119,637
Endo Pharmaceuticals Holdings Inc.[1]	5,300,000	100,594
ResMed Inc[1]	2,640,500	97,382
Biogen Idec Inc.[1]	2,000,000	92,080
Cardinal Health, Inc.	2,800,000	90,860
Pharmaceutical Product Development, Inc.	2,880,000	69,091
Thermo Fisher Scientific Inc.[1]	1,900,000	68,894
Covidien Ltd.	1,565,475	49,579
Charles River Laboratories International, Inc.[1]	1,500,000	37,200
Abraxis BioScience, Inc.[1]	550,000	32,197
Cephalon, Inc.[1]	415,565	27,257
Affymetrix, Inc.[1]	2,000,000	4,260
		12,708,625

CONSUMER DISCRETIONARY — 8.84%
Lowe’s Companies, Inc.	62,174,800	984,849
Time Warner Inc.	122,540,200	934,982
McDonald’s Corp.	17,738,000	926,811
Target Corp.	31,530,602	892,631
Amazon.com, Inc.[1]	10,879,875	704,907
Comcast Corp., Class A	45,725,000	597,169
Comcast Corp., Class A, special nonvoting stock	6,000,000	72,900
News Corp., Class A	80,979,800	450,248
Best Buy Co., Inc.	15,556,875	448,349
Time Warner Cable Inc., Class A1	21,910,766	399,433
Johnson Controls, Inc.[2]	31,775,800	361,609
YUM! Brands, Inc.	11,806,000	310,262
Carnival Corp., units	15,711,886	307,325
NIKE, Inc., Class B	5,700,000	236,721
Toyota Motor Corp.	4,815,400	156,895
Toyota Motor Corp. (ADR)	413,700	26,121
Shaw Communications Inc., Class B, nonvoting	10,153,800	149,464
Li & Fung Ltd.	65,492,000	145,436
Starbucks Corp.[1]	14,000,000	128,100
Kohl’s Corp.[1]	2,900,000	101,906
Magna International Inc., Class A	3,607,400	92,566
International Game Technology	9,207,000	81,206
DreamWorks Animation SKG, Inc., Class A1	3,900,000	75,231
CarMax, Inc.[1]	7,500,000	70,725
TJX Companies, Inc.	3,000,000	66,810
Nikon Corp.	6,856,000	65,539
Garmin Ltd.	3,260,207	55,815
Chipotle Mexican Grill, Inc., Class B1	553,000	27,738
Chipotle Mexican Grill, Inc., Class A1	351,500	19,202
Las Vegas Sands Corp.[1]	20,000,000	45,600
Harman International Industries, Inc.[2]	4,078,900	43,318
SEGA SAMMY HOLDINGS INC.	4,700,000	40,595
Brinker International, Inc.	3,000,000	33,000
D.R. Horton, Inc.	3,580,000	30,251
MGM Mirage, Inc.[1]	8,314,683	29,101
Liberty Media Corp., Liberty Interactive, Series A1	7,142,600	23,142
Harley-Davidson, Inc.	2,109,500	21,306
		9,157,263

ENERGY — 8.61%
Schlumberger Ltd.	31,614,440	1,203,246
Suncor Energy Inc.	45,440,254	947,328
Transocean Ltd.[1]	11,538,031	689,628
Occidental Petroleum Corp.	11,330,000	587,687
Halliburton Co.	25,935,000	423,000
Devon Energy Corp.	9,334,600	407,642
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	13,980,200	387,671
Baker Hughes Inc.	13,116,178	384,435
Chevron Corp.	5,350,000	324,799
Noble Energy, Inc.	6,859,000	312,359
CONSOL Energy Inc.[2,3]	7,400,000	201,650
CONSOL Energy Inc.[2]	3,456,400	94,187
Diamond Offshore Drilling, Inc.	4,200,000	263,088
EOG Resources, Inc.	4,563,559	228,360
Smith International, Inc.	9,437,098	202,709
Canadian Natural Resources, Ltd.	6,285,000	202,534
OAO LUKOIL (ADR)	6,000,000	192,240
Murphy Oil Corp.	4,318,000	180,536
Imperial Oil Ltd.	5,522,754	172,923
Petro-Canada	7,757,900	171,637
BG Group PLC	10,300,000	148,379
BJ Services Co.[2]	14,705,000	142,197
Nexen Inc.	10,069,766	137,892
Exxon Mobil Corp.	1,900,000	129,010
Cameco Corp.	7,616,800	112,164
Tenaris SA (ADR)	6,270,000	110,039
Apache Corp.	1,860,000	109,907
OAO Gazprom (ADR)	5,736,200	74,513
Peabody Energy Corp.	2,830,000	66,986
Arch Coal, Inc.	4,800,000	66,720
Hess Corp.	1,080,000	59,065
Pioneer Natural Resources Co.	3,805,000	55,515
Saipem SpA, Class S	3,200,000	49,987
ConocoPhillips	1,082,100	40,417
Rowan Companies, Inc.	2,200,000	26,642
Patriot Coal Corp.[1]	3,316,000	12,103
		8,919,195

INDUSTRIALS — 6.75%
United Parcel Service, Inc., Class B	19,888,500	819,008
Burlington Northern Santa Fe Corp.	10,551,600	620,118
General Dynamics Corp.	13,241,400	580,238
Boeing Co.	14,650,000	460,596
General Electric Co.	53,252,980	453,183
First Solar, Inc.[1]	4,055,000	428,776
FedEx Corp.	9,730,000	420,433
Precision Castparts Corp.	6,915,000	383,298
Union Pacific Corp.	8,965,200	336,374
Lockheed Martin Corp.	5,130,000	323,754
United Technologies Corp.	6,964,900	284,377
Southwest Airlines Co.	32,389,000	190,771
Raytheon Co.	4,700,000	187,859
Iron Mountain Inc.[1]	10,040,000	186,543
Norfolk Southern Corp.	4,572,900	145,052
Flowserve Corp.[2]	2,850,000	143,840
Caterpillar Inc.	5,700,000	140,277
Tyco International Ltd.	6,363,000	127,578
Roper Industries, Inc.	3,000,000	124,050
Deutsche Post AG	12,460,000	120,897
Northrop Grumman Corp.	3,182,000	118,879
European Aeronautic Defence and Space Co. EADS NV	5,700,000	84,407
KBR, Inc.	6,575,289	82,849
Fluor Corp.	1,785,794	59,378
Joy Global Inc.	2,238,600	39,086
Continental Airlines, Inc., Class B1	3,400,000	34,068
Avery Dennison Corp.	1,598,000	32,200
Robert Half International Inc.	1,610,000	24,746
Mitsubishi Heavy Industries, Ltd.	8,653,400	24,648
AMR Corp.[1]	3,500,000	14,315
Monster Worldwide, Inc.[1]	1,114,500	7,345
		6,998,943

CONSUMER STAPLES — 5.45%
Philip Morris International Inc.	41,601,700	1,392,409
Coca-Cola Co.	15,080,000	616,018
Wal-Mart Stores, Inc.	12,095,000	595,558
PepsiCo, Inc.	11,807,881	568,431
Avon Products, Inc.[2]	21,875,000	384,781
Altria Group, Inc.	17,603,700	271,801
Colgate-Palmolive Co.	3,888,200	233,992
Kerry Group PLC, Class A2	8,965,824	191,295
Walgreen Co.	7,890,000	188,255
Bunge Ltd.	4,000,000	187,520
Molson Coors Brewing Co., Class B	5,043,000	177,665
Clorox Co.	2,750,000	133,650
Groupe Danone SA	2,243,760	107,857
SYSCO Corp.	4,450,000	95,675
Safeway Inc.	5,000,000	92,500
Diageo PLC	7,250,000	85,112
L’Oréal SA	1,300,000	84,729
Archer Daniels Midland Co.	3,000,000	79,980
Shoppers Drug Mart Corp.	2,035,000	69,378
General Mills, Inc.	1,235,000	64,813
Whole Foods Market, Inc.	2,399,600	29,155
		5,650,574

MATERIALS — 4.61%
Barrick Gold Corp.	39,000,000	1,177,800
Syngenta AG	4,415,000	948,180
Newmont Mining Corp.	17,648,000	734,686
Potash Corp. of Saskatchewan Inc.	5,023,100	421,790
Freeport-McMoRan Copper & Gold Inc.	10,533,000	320,414
CRH PLC	13,659,566	284,501
Sigma-Aldrich Corp.	5,455,000	194,744
BHP Billiton Ltd.	10,215,000	188,273
Rio Tinto PLC	6,172,960	159,358
Monsanto Co.	1,464,351	111,686
United States Steel Corp.	3,503,200	68,908
Vulcan Materials Co.	1,250,000	51,763
ArcelorMittal	2,045,085	40,128
Mosaic Co.	856,100	36,855
Sealed Air Corp.	1,750,000	19,530
Kuraray Co., Ltd.	2,290,000	17,081
		4,775,697

FINANCIALS — 4.21%
Berkshire Hathaway Inc., Class A1	14,071	1,105,981
JPMorgan Chase & Co.	25,819,500	589,976
Wells Fargo & Co.	42,714,200	516,842
Banco Bradesco SA, preferred nominative (ADR)	34,767,792	303,175
Bank of New York Mellon Corp.	13,036,400	289,017
PNC Financial Services Group, Inc.	10,296,602	281,509
People’s United Financial, Inc.	10,960,000	190,814
State Street Corp.	6,823,800	172,437
Marsh & McLennan Companies, Inc.	7,500,000	134,475
T. Rowe Price Group, Inc.	4,000,000	90,960
Citigroup Inc.	57,260,000	85,890
Bank of America Corp.	21,500,000	84,925
Sberbank (Savings Bank of the Russian Federation) (GDR)[4]	1,300,000	84,201
Banco Santander, SA	12,675,000	78,876
Onex Corp.	5,200,000	64,938
AMP Ltd.	21,000,000	64,844
AXIS Capital Holdings Ltd.	2,000,000	44,760
M&T Bank Corp.	952,400	34,858
Marshall & Ilsley Corp.	7,399,998	33,892
American Express Co.	2,650,000	31,959
Capital One Financial Corp.	2,200,000	26,510
Willis Group Holdings Ltd.	1,210,000	26,487
American International Group, Inc.	30,000,000	12,600
Discover Financial Services	910,000	5,214
Fannie Mae	5,876,350	2,468
Washington Mutual, Inc.[3]	1,714,286	43
Washington Mutual, Inc.[3,4]	22,857,142	—
		4,357,651

TELECOMMUNICATION SERVICES — 0.62%
Qwest Communications International Inc.[2]	96,418,000	326,857
Sprint Nextel Corp., Series 1[1]	76,024,750	250,121
Telephone and Data Systems, Inc., Special Common Shares	2,303,100	63,335
Embarq Corp.	85,000	2,973
Broadview Networks Holdings, Inc., Class A1,3,4	31,812	—
		643,286

UTILITIES — 0.54%
NRG Energy, Inc.[1]	9,300,000	175,770
Edison International	6,000,000	163,320
Questar Corp.	3,450,000	99,463
Reliant Energy, Inc.[1]	17,302,000	59,865
Mirant Corp.[1]	2,965,177	36,264
Dynegy Inc., Class A1	21,020,000	27,326
		562,008

MISCELLANEOUS — 4.61%
Other common stocks in initial period of acquisition		4,782,106

Total common stocks (cost: $117,589,632,000)		85,394,198

		Value
Preferred stocks — 0.02%	Shares	(000)

FINANCIALS — 0.02%
Bank of America Corp., Series M, 8.125% noncumulative[5]	42,496,000	$15,530
Bank of America Corp., Series K, 8.00% noncumulative[4,5]	1,730,000	606
		16,136

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc., Series B1,3,4	1,272	538

Total preferred stocks (cost: $42,058,000)		16,674

Warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 2013[1,3,4]	2,857,142	—

Total warrants (cost: $10,949,000)		—

Convertible securities — 0.21%

FINANCIALS — 0.19%
Citigroup Inc., Series J-1, 7.00% noncumulative convertible preferred[4]	5,140,000	100,823
Citigroup Inc., Series D-1, 7.00% noncumulative convertible preferred[4]	3,750,000	73,558
Bank of America Corp., Series L, 7.25% convertible preferred	50,000	18,000
		192,381

MISCELLANEOUS — 0.02%
Other convertible securities in initial period of acquisition		20,952

Total convertible securities (cost: $527,485,000)		213,333

	Principal amount
Bonds & notes — 0.13%	(000)

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.08%
International Bank for Reconstruction and Development 1.124% 2010[5]	$85,000	85,048

TELECOMMUNICATION SERVICES — 0.02%
Nextel Communications, Inc., Series F, 5.95% 2014	24,950	11,737
Nextel Communications, Inc., Series D, 7.375% 2015	26,275	12,092
		23,829

CONSUMER DISCRETIONARY — 0.02%
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	20,700	14,697
Delphi Automotive Systems Corp. 6.50% 2009[6]	20,000	500
Delphi Corp. 6.50% 2013[6]	53,500	1,338
Delphi Automotive Systems Corp. 6.55% 2006[6]	58,190	1,455
Delphi Automotive Systems Corp. 7.125% 2029[6]	22,000	550
MGM MIRAGE 13.00% 2013[7]	4,125	3,176
		21,716

CONSUMER STAPLES — 0.01%
H.J. Heinz Co. 15.59% 2011[5,7]	5,900	6,549

Total bonds & notes (cost: $269,035,000)		137,142

Short-term securities — 17.68%

U.S. Treasury Bills 0.095%–1.94% due 3/5–12/17/2009	4,908,950	4,903,169
Freddie Mac 0.17%–2.60% due 3/2/2009–2/4/2010	4,657,255	4,648,693
Federal Home Loan Bank 0.15%–3.10% due 3/3/2009–2/1/2010	3,851,252	3,844,608
Federal Home Loan Bank 0.925% due 12/22/2009[5]	50,000	49,884
Fannie Mae 0.22%–2.30% due 3/26–11/17/2009	2,389,476	2,384,955
Bank of America Corp., FDIC insured, 0.40%–0.43% due 4/22–5/15/2009	249,600	249,371
Enterprise Funding Co. LLC 0.41% due 4/21/2009[7]	50,000	49,928
Bank of America Corp. 3.75% due 3/9/2009	49,400	49,387
Ranger Funding Co. LLC 0.40% due 4/6/2009[7]	25,255	25,242
General Electric Capital Corp., FDIC insured, 0.40%–0.50% due 4/28–6/24/2009	252,800	252,505
International Bank for Reconstruction and Development 0.20%–1.30% due 4/13–12/4/2009	220,900	220,377
Coca-Cola Co. 0.23%–0.42% due 4/14–5/15/2009[7]	180,000	179,837
Procter & Gamble International Funding S.C.A. 0.35%–0.40% due 5/4–5/28/2009[7]	123,100	122,972
Procter & Gamble Co. 0.25% due 4/7/2009[7]	50,000	49,974
Pfizer Inc 1.20%–1.30% due 3/13–4/6/2009[7]	150,000	149,949
Park Avenue Receivables Co., LLC 0.40%–0.80% due 3/11–4/6/2009[7]	125,000	124,965
Jupiter Securitization Co., LLC 0.42% due 4/2/2009[7]	20,500	20,484
Honeywell International Inc. 0.60%–1.10% due 3/4–3/18/2009[7]	105,100	105,090
Federal Farm Credit Banks 0.93%–2.35% due 3/17/2009–2/25/2010	105,000	104,154
Private Export Funding Corp. 0.47%–0.50% due 5/13–6/23/2009[7]	100,000	99,848
Wal-Mart Stores Inc. 0.55%–0.75% due 9/18–9/21/2009[7]	98,000	97,607
Eli Lilly and Co. 1.40% due 3/2–3/10/2009[7]	80,000	79,995
United Parcel Service Inc. 0.32%–0.55% due 4/10–6/1/2009[7]	80,000	79,935
Emerson Electric Co. 0.40% due 3/30–3/31/2009[7]	62,600	62,574
Ciesco LLC 0.75% due 3/23/2009[7]	50,500	50,472
Chevron Corp. 1.15% due 3/27/2009	50,000	49,983
NetJets Inc. 0.35% due 4/21/2009[7]	50,000	49,939
Walt Disney Co. 0.50% due 3/5/2009	43,800	43,798
Illinois Tool Works Inc. 0.35% due 5/12/2009[7]	40,000	39,961
Johnson & Johnson 0.25% due 4/8/2009[7]	36,000	35,981
Yale University 1.55% due 3/3/2009	33,000	32,997
Hewlett-Packard Co. 0.33% due 4/6/2009[7]	28,200	28,190
Medtronic Inc. 0.35% due 4/3/2009[7]	18,500	18,494
Merck & Co. Inc. 0.30% due 4/7/2009	17,900	17,891
Abbott Laboratories 0.25% due 3/3/2009[7]	10,700	10,700

Total short-term securities (cost: $18,328,702,000)		18,333,909

Total investment securities (cost: $136,767,861,000)		$104,095,256
Other assets less liabilities		(445,399)

Net assets		$103,649,857

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Represents an affiliated company as defined under the Investment Company Act of 1940.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

CONSOL Energy Inc.	10/2/2003	$67,784	$201,650	.20%
Broadview Networks Holdings, Inc., Series B	7/7/2000–3/6/2002	21,000	538	—
Broadview Networks Holdings, Inc., Class A	7/7/2000–3/6/2002	—	—	—
Washington Mutual, Inc.	4/8/2008	15,000	43	—
Washington Mutual, Inc.	4/8/2008	189,051	—	—
Washington Mutual, Inc., warrants, expire 2013	4/8/2008	10,949	—	—
ProAct Holdings, LLC	1/4/2005	162	—	—

Total restricted securities		$303,946	$202,231	.20%

4Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,”  was $259,726,000, which represented .25% of the net assets of the fund.
5Coupon rate may change periodically.
6Scheduled interest and/or principal payment was not received.
7Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,491,862,000, which represented 1.44% of the net assets of the fund.

Keys to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-905-0409O-S15825

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: May 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: May 8, 2009

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 8, 2009